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North Star Small Cap Value Fund
Summary Section – North Star Small Cap Value Fund
Investment Objective.
The investment objective of the North Star Small Cap Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Small Cap Value Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - North Star Small Cap Value Fund	North Star Small Cap Value Fund Institutional Class	North Star Small Cap Value Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - North Star Small Cap Value Fund		North Star Small Cap Value Fund Institutional Class	North Star Small Cap Value Fund Investor Class
Management Fee	[1]	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	[1]	none	0.25%
Other Expenses	[1],[2]	0.45%	0.45%
Total Annual Fund Operating Expenses	[1]	1.45%	1.70%
Fee Waiver / Expense Reimbursement	[1],[3]	(0.47%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.98%	1.21%
[1]	Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Walthausen Small Cap Value Fund, a series of Walthausen Funds (the “Predecessor Fund” or “Predecessor Small Cap Value Fund”), reorganized into the Fund following the close of business on May 12, 2023. Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.98% and 1.21% of the Small Cap Value Fund’s average net assets for Institutional Class and Investor Class, respectively, through May 31, 2025. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Adviser may not terminate the fee waiver before May 31, 2025. The Trustees may terminate the expense waiver upon notice to the Adviser.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Fund.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Operating Expenses Limitation Agreement through May 31, 2025. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - North Star Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Small Cap Value Fund Institutional Class	100	364	701	1,656
North Star Small Cap Value Fund Investor Class	123	437	829	1,925

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended January 31, 2023, the Predecessor Fund’s portfolio turnover rate was 27.84% of the average value of the portfolio. For more information regarding the Predecessor Fund, please see the discussion under “Performance Information.”

Principal Investment Strategies.

The Fund invests primarily in common stocks of small capitalization U.S. companies that the Adviser believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of $2 billion or less at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowing for investment purposes in common stocks of small capitalization companies, as defined above. The Fund emphasizes a “value” investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects. While the Fund manages risk by investing in securities across a broad range of industries and market sectors, the Fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•	Equity Securities Risk. The Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•	General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

•	Small Capitalization Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies. Small capitalization companies may also have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

•	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other Fund that use different investing styles.

•	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

•	Investment Management Risk. The Adviser’s strategy may fail to produce the intended results.

Performance.

The following performance information provides some indication of the risks of investing in the Fund. The Fund is the successor to the Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on May 12, 2023. The performance provided in the bar chart and table is that of the Predecessor Fund. The bar chart illustrates how the Predecessor Fund’s average annual returns have varied from year to year for the past ten calendar years. The table below illustrates how the Predecessor Fund’s average annual total returns over time compare with a domestic broad-based market index. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.nsinvestfunds.com or by calling the Fund toll-free at 1-855-580-0900.

Investor Class Shares Calendar Year Returns as of December 31*
[1]	The Predecessor Fund’s calendar year-to-date return as of March 31, 2023 was 3.52%.

During the period shown in the bar chart, the best performance for a quarter was 27.27% (for the quarter ended December 31, 2020). The worst performance was -34.21% (for the quarter ended March 31, 2020).

Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Total Returns - North Star Small Cap Value Fund	Label	1 Year	5 Years	10 Years
North Star Small Cap Value Fund Investor Class	Return Before Taxes	(10.18%)	3.73%	7.87%
North Star Small Cap Value Fund Investor Class | Return After Taxes on Distributions		(14.63%)	0.12%	5.04%
North Star Small Cap Value Fund Investor Class | Return After Taxes on Distributions and Sale of Fund Shares		(4.50%)	2.22%	5.73%
North Star Small Cap Value Fund Institutional Class	Return Before Taxes	(10.08%)
Morningstar US Small Value TR USD Index (reflects no deduction for fees, expenses or taxes)		(6.60%)	4.46%	8.94%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		(14.48%)	4.13%	8.48%

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period.

The Morningstar US Small Value TR Index is designed to provide consistent representation of the small-cap value segment of the US equity market, with no overlapping constituents across styles.

The Russell 2000 Value Index a broadly diversified index predominantly made up of value stocks of small U.S. companies.

The Russell 2000 Value Index was the primary benchmark for the Predecessor Fund prior to its reorganization with the Fund on May 12, 2023.

North Star Small Cap Value Fund | Risk Lose Money [Member]
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
North Star Small Cap Value Fund | Equity Securities Risk [Member]
Equity Securities Risk. The Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
North Star Small Cap Value Fund | General Market Risk [Member]
General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.
North Star Small Cap Value Fund | Small Capitalization Risk [Member]
Small Capitalization Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies. Small capitalization companies may also have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.
North Star Small Cap Value Fund | Value Style Investing Risk [Member]
Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other Fund that use different investing styles.
North Star Small Cap Value Fund | Sector Risk [Member]
Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.
North Star Small Cap Value Fund | Investment Management Risk [Member]
Investment Management Risk. The Adviser’s strategy may fail to produce the intended results.